Acquisitions - Schedule of goodwill and other intangible assets (Details) - CAD ($)	May 31, 2022	Mar. 11, 2022	Feb. 28, 2022	Sep. 30, 2021	May 21, 2021	Feb. 28, 2021
Business Acquisition [Line Items]
Goodwill	$ 10,554,426		$ 9,833,039			$ 0
South Dakota Partners Inc [Member]
Business Acquisition [Line Items]
Goodwill					$ 9,090,357
Tradename - Trademarks					341,929
Intellectual Property					320,823
Customer Base					1,266,405
Non-Competes					270,287
Total identifiable intangible assets including goodwill					$ 11,289,801
Simbex, LLC [Member]
Business Acquisition [Line Items]
Goodwill				$ 6,263,204
Tradename - Trademarks				933,865
Customer Base				3,648,148
Non-Competes				593,473
Total identifiable intangible assets including goodwill				$ 11,438,690
Mio Guard [Member]
Business Acquisition [Line Items]
Goodwill		$ 721,387
Tradename - Trademarks		220,056
Customer Relationships		532,968
Non-Competes		49,609
Other intangible assets		208,582
Total identifiable intangible assets including goodwill		$ 1,732,602